Stock Option Plan (Details) - Schedule of Option Activity - $ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Number of stock options [Member]
Number of Stock Options [Line Items]
Outstanding at beginning of the year (in Shares)	400,000	400,000	470,000
Exercised during the year (in Shares)			(20,000)
Cancelled during the year (in Shares)			(50,000)
Outstanding and exercisable at the end of the year (in Shares)	400,000	400,000	400,000
Weighted Average Exercise price [Member]
Number of Stock Options [Line Items]
Outstanding at beginning of the year	$ 2.09	$ 2.09	$ 2.1
Exercised during the year			2.14
Cancelled during the year			2.14
Outstanding and exercisable at the end of the year	2.09	2.09	2.09
Range of exercise price per share	2.09	2.09	2.09
Weighted Average Grant Date Fair Value [Member]
Number of Stock Options [Line Items]
Outstanding at beginning of the year	0.5	0.5	0.51
Exercised during the year			0.549
Cancelled during the year			0.549
Outstanding and exercisable at the end of the year	$ 0.5	$ 0.5	$ 0.5